Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Components of Income (Loss) before the Provision for Income Taxes by Jurisdiction
The components of income (loss) before the provision for income taxes, determined by tax jurisdiction, are as follows:

	For the year ended December 31,
($ thousands)	2016	2015	2014
Current:
Italy	578,221	419,116	417,212
United States	(355,451)	(379,425)	(60,932)
United Kingdom	87,269	(150,475)	(106,536)
All other	13,374	93,753	90,473
	323,413	(17,031)	340,217

Provision (Benefit) for Income Taxes
The provision (benefit) for income taxes consists of:

	For the year ended December 31,
($ thousands)	2016	2015	2014
Current:
Italy	192,712	168,915	206,212
United States	(16,982)	(24,434)	4,750
United Kingdom	711	(5,097)	528
All other	36,414	48,753	36,218
	212,855	188,137	247,708
Deferred:
Italy	(5,837)	1,660	8,122
United States	(109,139)	(121,032)	1,692
United Kingdom	19,232	(16,242)	(8,948)
All other	(57,905)	(13,627)	(8,161)
	(153,649)	(149,241)	(7,295)
	59,206	38,896	240,413

Reconciliation of the Provision for Income Taxes, With the Amount Computed by Applying United Kingdom Statutory Main Corporation Tax Rates
A reconciliation of the provision for income taxes, with the amount computed by applying the weighted average rate of the United Kingdom statutory main corporation tax rates enacted in each of the Parent’s calendar year reporting periods (20.00% in 2016, 20.25% in 2015 and 21.50% in 2014) to income (loss) before the provision for income taxes is as follows:

	For the year ended December 31,
($ thousands)	2016	2015	2014

Income (loss) before provision for income taxes	323,413	(17,031)	340,217
United Kingdom statutory tax rate	20.00%	20.25%	21.50%
Theoretical tax expense (benefit)	64,682	(3,449)	73,147

IRAP and other local taxes	36,754	29,697	49,806
Italian tax litigation settlement	15,256	—	19,934
Tax cost of dividend	4,619	12,888	3,903
Foreign losses with no tax benefit	3,610	7,495	12,255
Foreign tax expense, net of federal benefit	3,457	9,003	10,765
Nondeductible expenses	2,659	30,244	9,052
Italian reorganization tax	—	13,405	35,989
Non-controlling interest	(3,605)	8,565	5,015
Research and development tax credit	(4,980)	(4,393)	(507)
Non-taxable gains on investments	(5,880)	—	—
Provision to return adjustment	(6,705)	(1,434)	(533)
Impact of changes in tax law	(8,422)	(4,746)	(1,028)
Italian allowance for corporate equity	(9,243)	(6,929)	(5,355)
Change in unrecognized tax benefits	(10,914)	(15,593)	427
Foreign tax differential	(17,013)	(48,407)	15,768
Other	(5,069)	12,550	11,775
	59,206	38,896	240,413

Effective tax rate	18.3%	(228.4)%	70.7%

Components of Deferred Tax Assets and Liabilities, and Net Deferred Income Taxes Recorded in the Consolidated Balance Sheet
The components of deferred tax assets and liabilities are as follows:

	December 31,
($ thousands)	2016	2015

Deferred tax assets:
Net operating losses	266,547	292,439
Provisions not currently deductible for tax purposes	160,202	164,164
Depreciation and amortization	118,122	148,801
Jackpot timing differences	83,989	92,807
Credit carryforwards	38,618	40,578
Inventory reserves	15,974	6,820
Deferred revenue	9,129	10,184
Stock-based compensation	7,468	7,690
Other	15,897	15,062
Gross deferred tax assets	715,946	778,545
Valuation allowance	(151,653)	(139,663)
Net deferred tax assets	564,293	638,882

Deferred tax liabilities:
Acquired intangible assets	1,115,345	1,294,816
Depreciation and amortization	144,115	178,925
Foreign exchange on intra-group loan	—	17,110
Other	35,381	41,375
Total deferred tax liabilities	1,294,841	1,532,226

Net deferred income tax liability	(730,548)	(893,344)

The Company’s net deferred income taxes are recorded in the consolidated balance sheet as follows:

	December 31,
($ thousands)	2016	2015

Deferred income taxes - non-current asset	31,376	48,074
Deferred income taxes - non-current liability	(761,924)	(941,418)
	(730,548)	(893,344)

Reconciliation of the Beginning and Ending Amount of Valuation Allowance
A reconciliation of the beginning and ending amount of the valuation allowance is as follows:

	December 31,
($ thousands)	2016	2015	2014

Balance at beginning of year	139,663	77,631	86,742
Charges (credits) to expense	11,990	62,032	(9,111)
Balance at end of year	151,653	139,663	77,631

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	For the year ended December 31,
($ thousands)	2016	2015	2014

Balance at beginning of year	37,370	6,296	7,536
Current year acquisition	—	49,934	—
Additions to tax positions - current year	423	9,462	98
Additions to tax positions - prior years	1,718	—	—
Reductions to tax positions - current year	(652)	—	—
Reductions to tax positions - prior years	(12,755)	(7,733)	(1,338)
Settlements	(8,750)	(5,313)	—
Lapses in statutes of limitations	(3,014)	(15,276)	—
Balance at end of year	14,340	37,370	6,296